Significant related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions [abstract]
Significant related party transactions

20.	Significant related party transactions

In addition to the related party information disclosed elsewhere in the consolidated financial statements, the following transactions with related parties took place at terms agreed between the parties during the financial year, which are at arm’s length:

	2024	2023	2022
	S$	S$	S$

Sales to a shareholder	18,886	77,229	134,751
Management fee paid to a shareholder	-	(3,500)	(45,500)
Interest expenses charged by a shareholder	(1,445)	-	-
Purchases from a shareholder	-	-	(135,000)

The related parties refer to entities with common shareholders.